SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents	3 months
Allowance for doubtful accounts, returns and credits	$ 13	$ 12	$ 7
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	49	45	52
Bad debt expense	37	15	18
Write-offs	(13)	(16)	(20)
Other		5	(5)
Allowance for doubtful accounts, ending balance	$ 73	$ 49	$ 45